PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant And Equipment 1		$ 3,197,237
Property, Plant And Equipment 2		3,035,963
Property, Plant And Equipment 1	2,467,854
Property, Plant And Equipment 2	2,380,390
Property, Plant And Equipment 3	822,888
Property, Plant And Equipment 4	$ 804,588